CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock authorized (in shares)	5,000,000	5,000,000
Preferred stock issued (in shares)	0	0
Common stock authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock issued (in shares)	245,361,590	248,708,899	260,382,746
Common stock outstanding (in shares)	245,361,590	248,708,899	260,382,746